As filed with the Securities and Exchange Commission on August 17, 2015

Securities Act Registration No. 333-185734

Investment Company Act Registration No. 811-22785

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 15	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 17	☒

(Check appropriate box or boxes.)

REALTY CAPITAL INCOME FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

405 Park Avenue

14th Floor

New York, NY 10022

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 415-6500

John H. Grady President National Fund Advisors, LLC 405 Park Avenue 14th Floor New York, NY 10022	James A. Tanaka General Counsel RCS Capital 405 Park Avenue 14th Floor New York, NY 10022

(Name and Address of Agent for Service)

With a Copy to:

Steven B. Boehm

Sutherland Asbill & Brennan LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b) of Rule 485

 On (date) pursuant to paragraph (b) of Rule 485

 60 days after filing pursuant to paragraph (a)(1) of Rule 485

 On (date) pursuant to paragraph (a)(1) of Rule 485

 75 days after filing pursuant to paragraph (a)(2) of Rule 485

 On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 15 relates to the Class A, Class C and Advisor Class shares of the AR Capital BDC Income Fund, the AR Capital Dividend and Value Fund, the AR Capital Global Real Estate Income Fund and the AR Capital Real Estate Income Fund, each a series of the Realty Capital Income Funds Trust (collectively, the “Funds”). The purpose of this filing is to file summary information for the Funds in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on this 17th day of August, 2015.

REALTY CAPITAL INCOME FUNDS TRUST

*By: /s/ John H. Grady

Name: John H. Grady

Title: Trustee, Chairman and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE
*By: /s/ John H. Grady Name: John H. Grady	Trustee, Chairman and President	August 17, 2015
*By: /s/ Robert J. Froehlich Name: Robert J. Froehlich	Trustee	August 17, 2015
*By: /s/ Leslie D. Michelson Name: Leslie D. Michelson	Trustee	August 17, 2015

By: /s/ Gerard Scarpati Name: Gerard Scarpati	Treasurer and Chief Financial Officer	August 17, 2015

By: /s/ John H. Grady

*Name: John H. Grady

Attorney-in-fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document